Income taxes	12 Months Ended
Mar. 31, 2011
Income taxes

16. Income taxes:

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥(224,965)	¥(114,569)	¥(278,229)	$(3,346)
Foreign subsidiaries	(335,416)	406,037	841,519	10,120

	¥(560,381)	¥291,468	¥563,290	$6,774

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Current income tax expense:
Parent company and domestic subsidiaries	¥65,684	¥65,971	¥85,290	$1,026
Foreign subsidiaries	72,864	1,156	141,821	1,705

Total current	138,548	67,127	227,111	2,731

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(26,472)	(126,716)	(44,268)	(532)
Foreign subsidiaries	(168,518)	152,253	129,978	1,563

Total deferred	(194,990)	25,537	85,710	1,031

Total provision	¥(56,442)	¥92,664	¥312,821	$3,762

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 40.2% for the years ended March 31, 2009, 2010 and 2011. Such rate was also used to calculate the tax effects of temporary differences, which are expected to be realized in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2009	2010	2011
Statutory tax rate	40.2%	40.2%	40.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	(5.0)	1.9	2.2
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	(2.5)	4.4	4.8
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	(2.5)	(0.6)	12.6
Valuation allowance	(25.4)	11.2	8.1
Tax credits	10.0	(11.8)	(2.6)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	1.6	(12.9)	(12.1)
Other	(6.3)	(0.6)	2.3

Effective income tax rate	10.1%	31.8%	55.5%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Deferred tax assets
Accrued pension and severance costs	¥210,268	¥226,093	$2,719
Accrued expenses and liabilities for quality assurances	277,696	395,513	4,757
Other accrued employees’ compensation	106,404	103,020	1,239
Operating loss carryforwards for tax purposes	146,114	296,731	3,568
Tax credit carryforwards	73,061	127,289	1,531
Property, plant and equipment and other assets	188,745	176,229	2,119
Other	474,380	277,449	3,337

Gross deferred tax assets	1,476,668	1,602,324	19,270
Less - Valuation allowance	(239,269)	(280,685)	(3,375)

Total deferred tax assets	1,237,399	1,321,639	15,895

Deferred tax liabilities
Unrealized gains on securities	(147,494)	(146,874)	(1,766)
Undistributed earnings of foreign subsidiaries	(12,797)	(26,783)	(322)
Undistributed earnings of affiliates accounted for by the equity method	(575,929)	(578,756)	(6,961)
Basis difference of acquired assets	(38,977)	(38,351)	(461)
Lease transactions	(457,316)	(537,174)	(6,460)
Gain on securities contribution to employee retirement benefit trust	(66,523)	(66,523)	(800)
Other	(6,141)	(27,491)	(331)

Gross deferred tax liabilities	(1,305,177)	(1,421,952)	(17,101)

Net deferred tax liability	¥(67,778)	¥(100,313)	$(1,206)

The valuation allowance mainly relates to deferred tax assets of the consolidated subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Valuation allowance at beginning of year	¥82,191	¥208,627	¥239,269	$2,877
Additions	145,707	46,704	55,791	671
Deductions	(3,511)	(14,066)	(10,077)	(121)
Other	(15,760)	(1,996)	(4,298)	(52)

Valuation allowance at end of year	¥208,627	¥239,269	¥280,685	$3,375

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2009, 2010 and 2011. The factors used to assess the likelihood of realization of the deferred tax assets are the future reversal of existing taxable temporary differences, the future taxable income and available tax planning strategies that are prudent and feasible. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed. Toyota believes that it is more likely than not that the net deferred tax assets will be realized through future taxable income. Failure to achieve the forecasted taxable income, however, could affect the realization of deferred tax assets.

The deferred tax assets and liabilities that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Deferred tax assets
Deferred income taxes (Current assets)	¥632,164	¥605,884	$7,287
Investments and other assets - other	122,617	118,849	1,429
Deferred tax liabilities
Other current liabilities	(9,338)	(14,919)	(179)
Deferred income taxes (Long-term liabilities)	(813,221)	(810,127)	(9,743)

Net deferred tax liability	¥(67,778)	¥(100,313)	$(1,206)

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥2,709,626 million ($32,587 million) as of March 31, 2011. Toyota estimates an additional tax provision of ¥100,957 million ($1,214 million) would be required if the full amount of those undistributed earnings were remitted.

Operating loss carryforwards for tax purposes as of March 31, 2011 were approximately ¥894,587 million ($10,759 million) and are available as an offset against future taxable income. The majority of these carryforwards expire in years 2012 to 2030. Tax credit carryforwards as of March 31, 2011 were ¥127,289 million ($1,531 million) and the majority of these carryforwards expire in years 2012 to 2014.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2009, 2010 and 2011 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2009	2010	2011	2011
Balance at beginning of year	¥37,722	¥46,803	¥23,965	$288
Additions based on tax positions related to the current year	858	2,702	213	3
Additions for tax positions of prior years	35,464	6,750	12,564	151
Reductions for tax positions of prior years	(24,061)	(2,802)	(16,133)	(194)
Reductions for tax positions related to lapse of statute of limitations	(114)	(106)	—	—
Reductions for settlements	(128)	(27,409)	(2,794)	(34)
Other	(2,938)	(1,973)	(2,362)	(28)

Balance at end of year	¥46,803	¥23,965	¥15,453	$186

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2009, 2010 and 2011, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2009, 2010 and 2011, respectively, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after January 1, 2004 and 2000, with various tax jurisdictions in Japan and foreign countries, respectively.